Employee Benefits - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure Of Employee Benefit Expenses [line items]
Remaining liabilities defined benefit plan settlement period		2 years
Rate of increase for health care cost in next twelve month		5.33%
Rate of increase for health care cost in fiscal year 2034		3.33%
Rate of increase for health care cost remaining		3.33%
Rate of decrease for health care cost duration		13 years
Non adjusting event [member]
Disclosure Of Employee Benefit Expenses [line items]
Expected contribution to defined benefit pension plans	$ 12.3
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Percentage of defined benefit obligations		50.00%
Weighted average duration of defined benefit obligation		16 years
Defined benefit obligation expected duration		17 years
Austria [member]
Disclosure Of Employee Benefit Expenses [line items]
Percentage of defined benefit obligations		50.00%
Weighted average duration of defined benefit obligation		15 years
Defined benefit obligation expected duration		14 years
Remaining liabilities of defined benefit plan		$ 0.7